COMMON STOCK AND STOCK INCENTIVE PLANS (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item
COMMON STOCK AND STOCK INCENTIVE PLANS
Number of executives involuntarily terminated as part of the 2008 and 2009 Restructuring Plans	0	0	0	8
Stock-based compensation expense recognized	$ 1,698	$ 2,982	$ 3,029
Stock-based compensation capitalized within inventory	0	0	0
Cost of net sales
COMMON STOCK AND STOCK INCENTIVE PLANS
Stock-based compensation expense recognized	7	107	99
Selling, general and administrative
COMMON STOCK AND STOCK INCENTIVE PLANS
Stock-based compensation expense recognized	1,597	2,399	2,602
Research and development
COMMON STOCK AND STOCK INCENTIVE PLANS
Stock-based compensation expense recognized	$ 94	$ 476	$ 328